Tangible Fixed Assets and Vessels Under Construction	12 Months Ended
Dec. 31, 2019
Tangible Fixed Assets and Vessels Under Construction
Tangible Fixed Assets and Vessels Under Construction

6. Tangible Fixed Assets and Vessels Under Construction

The movements in tangible fixed assets and vessels under construction are reported in the following table:

		Office
		property	Total
		and other	tangible	Vessels
		tangible	fixed	under
	Vessels	assets	assets	construction
Cost
As of January 1, 2018	4,217,866	19,224	4,237,090	166,655
Additions	49,036	4,678	53,714	637,046
Transfer from vessels under construction	642,776	—	642,776	(642,776)
Transfer under “Other non-current assets”	—	—	—	(1,650)
Fully amortized fixed assets	(10,000)	(192)	(10,192)	—
As of December 31, 2018	4,899,678	23,710	4,923,388	159,275
Additions	26,233	1,454	27,687	450,918
Return of capital expenditures	(11,224)	—	(11,224)	—
Transfer from vessels under construction	406,870	—	406,870	(406,870)
Fully amortized fixed assets	(7,209)	—	(7,209)	—
As of December 31, 2019	5,314,348	25,164	5,339,512	203,323
Accumulated depreciation
As of January 1, 2018	460,815	3,709	464,524	—
Depreciation	144,611	863	145,474	—
Fully amortized fixed assets	(10,000)	(192)	(10,192)	—
As of December 31, 2018	595,426	4,380	599,806	—
Depreciation	156,826	875	157,701	—
Impairment loss on vessels	162,149	—	162,149	—
Fully amortized fixed assets	(7,209)	—	(7,209)	—
As of December 31, 2019	907,192	5,255	912,447	—
Net book value
As of December 31, 2018	4,304,252	19,330	4,323,582	159,275
As of December 31, 2019	4,407,156	19,909	4,427,065	203,323

Vessels with an aggregate carrying amount of $4,407,156 as of December 31, 2019 (December 31, 2018: $4,304,252) have been pledged as collateral under the terms of the Group’s loan agreements (Note 13).

As of December 31, 2019, a number of increasingly strong negative indicators such as the difference between ship broker estimates of the fair market values and the carrying values of the Group’s Steam vessels, the lack of liquidity in the market for term employment for Steam vessels and reduced expectations for the estimated rates at which such term employment could be secured, together with the continued addition of modern, larger and more fuel efficient LNG carriers to the global fleet, prompted the Group to perform an impairment assessment of its vessels in accordance with the Group’s accounting policy (Note 2). The recoverable amounts (values in use) for the five Steam vessels owned by the Partnership, i.e. the Methane Rita Andrea, the Methane Jane Elizabeth, the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally and the one Steam vessel owned by GasLog i.e. the Methane Lydon Volney calculated as per above were lower than the respective carrying amounts of these vessels and, consequently, an aggregate impairment loss of $162,149 was recognized in profit or loss in the year ended December 31, 2019, as illustrated below:

	As of and for the year ended December 31, 2019
Vessel	Initial carrying amount	Impairment loss	Net book value (recoverable amount)
Methane Rita Andrea	126,330	(27,300)	99,030
Methane Jane Elizabeth	131,554	(29,476)	102,078
Methane Lydon Volney	132,399	(23,301)	109,098
Methane Alison Victoria	128,229	(31,625)	96,604
Methane Shirley Elisabeth	130,141	(26,709)	103,432
Methane Heather Sally	129,654	(23,738)	105,916
Total	778,307	(162,149)	616,158

The most sensitive and/or subjective assumptions that have the potential to affect the outcome of the impairment assessment for the Steam vessels are the projected charter hire rate used to forecast future cash flows for non-contracted revenue days (the “re-chartering rate”) and the discount rate used. The average re-chartering rate over the remaining useful life of the vessels used in our impairment exercise for the Steam vessels was $41 per day (December 31, 2018: $58 per day). Increasing/decreasing the average re-chartering rate used by $5 per day would result in an aggregate decrease/increase in the impairment charge of $111,143. The discount rate used for the Steam vessels was 7.25% as of December 31, 2019 (December 31, 2018: 7.1% average). Increasing/decreasing the discount rate by 0.5% would increase/(decrease) the impairment loss by $21,969/($23,439), respectively.

In April and May 2017, GasLog LNG Services Ltd. entered into agreements in relation to investments in certain of the Partnership's and GasLog's vessels, with the aim of enhancing their operational performance. On March 7, 2019, GasLog LNG Services Ltd. and one of the suppliers signed an interim agreement regarding the reimbursement of amounts already paid by the Group in respect of the aforementioned enhancements which were not timely delivered or in the correct contractual condition. In accordance with the terms of the interim agreement, $10,451 has been reimbursed to the Group with realized foreign exchange losses of $773 recorded in profit or loss.

In May 2014, GAS-twenty two Ltd. entered into a shipbuilding contract with Samsung Heavy Industries Co., Ltd. (“Samsung”) for the construction of an LNG carrier (174,000 cubic meters (“cbm”)). The vessel (the GasLog Genoa) was delivered on March 29, 2018.

In June 2014, GAS-twenty four Ltd. and GAS-twenty five Ltd. entered into shipbuilding contracts with Hyundai Heavy Industries Co., Ltd. for the construction of two LNG carriers (174,000 cbm each). The first vessel, the GasLog Houston, was delivered on January 8, 2018, while the second vessel, the GasLog Hong Kong, was delivered on March 20, 2018.

In May 2014, GAS-twenty three Ltd. entered into a shipbuilding contract with Samsung for the construction of an LNG carrier (174,000 cbm). The vessel (the GasLog Gladstone) was delivered on March 15, 2019.

In September 2016, GasLog Carriers entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel (the GasLog Warsaw) was delivered on July 31, 2019.

Vessels under construction

As of December 31, 2019, GasLog has the following newbuildings on order at Samsung:

	Date of	Estimated	Cargo
LNG Carrier	agreement	delivery	Capacity (cbm)
Hull No. 2213	January 2018	Q2 2020	180,000
Hull No. 2274	March 2018	Q2 2020	180,000
Hull No. 2262	May 2018	Q3 2020	180,000
Hull No. 2300	August 2018	Q4 2020	174,000
Hull No. 2301	August 2018	Q4 2020	174,000
Hull No. 2311	December 2018	Q2 2021	180,000
Hull No. 2312	December 2018	Q3 2021	180,000

Vessels under construction represent scheduled advance payments to the shipyards as well as certain capitalized expenditures. As of December 31, 2019, the Group has paid to the shipyard $197,637 for the vessels that are under construction and expects to pay the remaining installments as they come due upon each vessel’s keel laying, launching and delivery (Note 23(a)).

The vessels under construction costs as of December 31, 2018 and 2019 are comprised of:

	As of
	December 31,
	2018	2019
Progress shipyard installments	152,075	197,637
Onsite supervision costs	5,766	3,879
Critical spare parts, equipment and other vessel delivery expenses	1,434	1,807
Total	159,275	203,323